INVESTMENTS - NARRATIVE (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) loan security	Dec. 31, 2017 USD ($) loan security	Dec. 31, 2016 USD ($)
Investments, Debt and Equity Securities [Abstract]
Proceeds from sale of securities	$ 264.7	$ 300.4	$ 16.3
Realized gains	0.7	9.7	0.1
Realized losses	$ 8.2	$ 6.8	$ 0.1
Number of loss positions | security	235	56
OTTI on securities	$ 2.1	$ 0.4
Carrying values of investments held for production of income that are non-income producing	0.3	0.3
Securities deposited with government or state agencies	$ 3.9	$ 6.7
Number of mortgage loans | loan	2	2
Mortgage loans	$ 17.0	$ 17.0
Debt Securities, Available-for-sale [Line Items]
Fixed maturity investments	1,069.7
Fixed maturity securities, fair value	1,069.7	1,025.6
Other restricted assets	3.9	6.7
FHLB common stock investment	2.0	0.0
Non-investment grade
Debt Securities, Available-for-sale [Line Items]
Fixed maturity investments	$ 4.8
Percentage of investments	0.40%
Loan backed securities
Debt Securities, Available-for-sale [Line Items]
Fixed maturity investments	$ 14.5	14.7
Fixed maturity securities, fair value	$ 14.5	$ 15.3